Concentration of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
3.	CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to a concentration of credit risk principally consist of cash and cash equivalents and accounts receivable. While the Company’s cash and cash equivalents are on deposit with high quality FDIC insured financial institutions, at times, such deposits exceed insured limits. The Company has not experienced any losses in such accounts.

The Company believes that the concentration of credit risk in its accounts receivable is substantially mitigated by the Company’s evaluation process, relatively short collection terms and the high level of creditworthiness of its customers. The Company evaluates the status of each of its customers, but generally requires no collateral. The Company has not experienced any significant losses in such accounts. The Company maintains reserves for credit losses.

The Company had no customers that represented greater than 10% of the Company’s trade receivable or revenue balances as of March 31, 2014 and 2013, and for the three months ended March 31, 2014 and 2013.

4.	CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to a concentration of credit risk principally consist of cash and cash equivalents and accounts receivable. While the Company’s cash and cash equivalents are on deposit with high quality FDIC insured financial institutions, at times, such deposits exceed insured limits. The Company has not experienced any losses in such accounts.

The Company believes that the concentration of credit risk in its accounts receivable is substantially mitigated by the Company’s evaluation process, relatively short collection terms and the high level of creditworthiness of its customers. The Company evaluates the status of each of its customers, but generally requires no collateral. The Company has not experienced any significant losses in such accounts. The Company maintains reserves for credit losses.

The Company had no customers that represented greater than 10% of the Company’s trade receivable or revenue balances as of December 31, 2013 and 2012, and for the years ended December 31, 2013, 2012 and 2011.